Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
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Goodwill and Other Intangible Assets, Net

15. Goodwill and Other Intangible Assets, Net

(a) Goodwill and other intangible assets as of December 31, 2016 and 2017 are as follows:

	2016					2017
	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
	(in millions of Won)
Goodwill	￦	1,669,556	(294,425)	—	1,375,131	1,604,288	(254,450)	—	1,349,838
Intellectual property rights		2,923,030	(401,156)	(703)	2,521,171	3,140,159	(690,966)	—	2,449,193
Premium in rental		139,843	(20,804)	—	119,039	139,873	(21,563)	—	118,310
Development expense		376,327	(259,184)	(131)	117,012	397,129	(316,892)	(19)	80,218
Port facilities usage rights		633,025	(376,408)	—	256,617	705,692	(396,319)	—	309,373
Exploration and evaluation assets		196,124	(33,856)	—	162,268	296,320	(90,376)	—	205,944
Customer relationships		859,643	(345,398)	—	514,245	857,624	(390,679)	—	466,945
Power generation permit		539,405	—	—	539,405	539,405	—	—	539,405
Other intangible assets		1,007,871	(524,000)	(30)	483,841	1,006,219	(573,152)	(24)	433,043

	￦	8,344,824	(2,255,231)	(864)	6,088,729	8,686,709	(2,734,397)	(43)	5,952,269

(b) The changes in carrying amount of goodwill and other intangible assets for the years ended December 31, 2016 and 2017 were as follows:

1) For the year ended December 31, 2016

	Beginning		Acquisitions	Disposals	Amortization	Impairment loss	Others (*2)	Ending
	(in millions of Won)
Goodwill	￦	1,461,954	—	—	—	(95,984)	9,161	1,375,131
Intellectual property rights		2,667,086	56,849	(753)	(204,112)	(16,786)	18,887	2,521,171
Premium in rental (*1)		127,949	1,964	(7,526)	(243)	(1,559)	(1,546)	119,039
Development expense		135,796	4,027	(60)	(61,732)	(298)	39,279	117,012
Port facilities usage rights		264,801	—	—	(15,217)	—	7,033	256,617
Exploration and evaluation assets		151,144	45,524	—	—	(3,290)	(31,110)	162,268
Customer relationships		559,809	—	—	(47,790)	—	2,226	514,245
Power generation permit		539,405	—	—	—	—	—	539,405
Other intangible assets		497,810	52,350	(1,454)	(48,910)	(7,353)	(8,602)	483,841

	￦	6,405,754	160,714	(9,793)	(378,004)	(125,270)	35,328	6,088,729

(*1)	Premium in rental includes memberships with indefinite useful lives.

(*2)	Represents assets transferred from construction-in-progress to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

2) For the year ended December 31, 2017

	Beginning		Acquisitions	Business combination	Disposals	Amortization	Impairment loss	Others (*2)	Ending
	(in millions of Won)
Goodwill	￦	1,375,131	—	—	—	—	(21,750)	(3,543)	1,349,838
Intellectual property rights		2,521,171	167,580	47,625	(450)	(217,932)	(74,524)	5,723	2,449,193
Premium in rental (*1)		119,039	6,006	—	(3,666)	(611)	(1,661)	(797)	118,310
Development expense		117,012	3,479	—	(1,179)	(66,847)	(694)	28,447	80,218
Port facilities usage rights		256,617	—	—	—	(19,912)	—	72,668	309,373
Exploration and evaluation assets		162,268	91,548	—	—	—	(56,519)	8,647	205,944
Customer relationships		514,245	—	—	—	(46,508)	—	(792)	466,945
Power generation permit		539,405	—	—	—	—	—	—	539,405
Other intangible assets		483,841	84,502	—	(1,641)	(57,964)	(11,829)	(63,866)	433,043

	￦	6,088,729	353,115	47,625	(6,936)	(409,774)	(166,977)	46,487	5,952,269

(*1)	Premium in rental includes memberships with indefinite useful lives.

(*2)	Represents assets transferred from construction-in-progress to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(c) For the purpose of impairment testing, goodwill is allocated to individually operating entities which are determined to be CGUs. The goodwill amounts as of December 31, 2016 and 2017 are as follows:

Reportable segments	Total number of CGUs
	2016	2017	CGUs	2016		2017
				(in millions of Won)
Steel	9	7	POSCO VST CO., LTD.	￦	36,955	36,955
			Others (*1)		13,151	12,494
Trading	2	2	POSCO DAEWOO Corporation (*1)		1,163,922	1,165,030
			PT. Bio Inti Agrindo		8,070	7,099
E&C	4	2	POSCO ENGINEERING & CONSTRUCTION CO., LTD. (*2)		—	90,426
			POSCO Engineering CO.,Ltd (*2)		111,309	—
			DONG FANG JIN HONG		166	157
Others	6	5	POSCO ENERGY CO., LTD.		26,471	26,471
			Others		15,087	11,206

Total	21	16		￦	1,375,131	1,349,838

(*1)	For the year ended December 31, 2017, POSCO DAEWOO Corporation has taken over steel marketing and other business unit of POSCO Processing & Service. As a result, goodwill of POSCO Processing & Service amounting to ￦1,108 million was transferred to POSCO DAEWOO Corporation.

Recoverable amounts of POSCO DAEWOO Corporation are determined based on its value in use. As of December 31, 2017, value in use is estimated by applying 8.1% discount rate and 1.9% terminal growth rate within 5 years, the period for the estimated future cash flows, based on management’s business plan. The terminal growth rate does not exceed long-term average growth rate of its industry. No impairment loss on goodwill was recognized for the year ended December 31, 2017 as the recoverable amount exceeded the carrying amount of the CGU.

The estimated recoverable amount of the CGU exceeded the carrying amount by ￦117,324 million. Value in use of the CGU was affected by the assumptions such as discount rate and terminal growth used in discount cash flow model. When the discount rate increases by 0.25%, value in use will be decreased by 3.45% and when the terminal growth rate decreases by 0.25%, value in use will be decreased by 1.78%. Management believes that any reasonably possible negative change in the key assumptions on which the recoverable amount is based would result in impairment loss of goodwill.

(*2)	For the year ended December 31, 2017, POSCO Engineering CO., Ltd was merged into POSCO ENGINEERING & CONSTRUCTION CO., LTD, resulting in transfer of its goodwill to POSCO ENGINEERING & CONSTRUCTION CO., LTD.

Recoverable amounts of POSCO ENGINEERING & CONSTRUCTION CO., LTD are determined based on its value in use. As of December 31, 2017, value in use is estimated by applying 8.2% discount rate and 1.0% terminal growth rate within 5 years, the period for the estimated future cash flows, based on management’s business plan. The terminal growth rate does not exceed long-term average growth rate of its industry. Impairment loss on goodwill of ￦20,883 million was recognized for the year ended December 31, 2017 as the recoverable amount is lower than the carrying amount of the CGU.

Value in use of the CGU was affected by the assumptions such as discount rate and terminal growth used in discount cash flow model. When the discount rate increases by 0.25%, value in use will be decreased by 3.02% and when the terminal growth rate decreases by 0.25%, value in use will be decreased by 2.06%.